Restructuring Activities (Additional Information) (Details) $ in Millions	12 Months Ended
	Jan. 02, 2016 USD ($)	Jan. 03, 2015 USD ($)	Dec. 28, 2013 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring costs - COGS	$ 3.0	$ 1.0	$ 7.6
Restructuring costs - SG&A	34.6	$ 26.0	0.7
Impairment of indefinite-lived intangible assets	$ 5.1
Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Number of retail stores closed	46	58
Cumulative restructuring costs incurred	$ 38.5
Restructuring costs - SG&A	17.3	$ 21.2
Manufacturing Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - COGS		1.0	7.6
Brand Discontinuation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	4.2
International Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	2.0	4.8
Cost of Sales [Member] | Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs incurred	3.0
Selling, General and Administrative Expenses [Member] | Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs incurred	35.5
Indefinite-lived Intangible Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	5.1	0.0
Indefinite-lived Intangible Assets [Member] | Brand Discontinuation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	2.6
Other Restructuring [Member] | Brand Discontinuation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	1.6
Property, Plant and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	17.0	5.5
Property, Plant and Equipment [Member] | Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	5.4	5.5
Property, Plant and Equipment [Member] | Consumer Direct Store Assets [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs - SG&A	$ 11.6		$ 0.7
Maximum [Member] | Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Number of retail stores expected to close	140
Estimated pretax restructuring charges	$ 48.0	32.0
Estimated non-cash charges	18.0
Estimated annualized pretax benefit	16.0
Minimum [Member] | Consumer Direct Operations [Member]
Restructuring Cost and Reserve [Line Items]
Estimated pretax restructuring charges	45.0	$ 26.6
Estimated non-cash charges	$ 16.0